May 08, 2017
PACE® Alternative Strategies Investments
PACE® Alternative Strategies Investments

PACE® Select Advisors Trust

Prospectus Supplement | May 8, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment strategies and policies of PACE Intermediate Fixed Income Investments. Effective immediately, the fund no longer maintains a targeted dollar-weighted average maturity (previously, the fund maintained a dollar-weighted average maturity of approximately five to ten years).

Second, this supplement updates certain information regarding the diversification classification under the Investment Company Act of 1940, as amended, for PACE Intermediate Fixed Income Investments, PACE Global Fixed Income Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments. Each fund has recently changed its classification from a non-diversified investment company to a diversified investment company. The relevant disclosure in the Prospectuses and the SAI is changed effective as of the date of this supplement.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

II. Diversification Classifications

The section captioned "Fund summary" and sub-captioned "Principal risks" for each of PACE Intermediate Fixed Income Investments, PACE Global Fixed Income Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments in the Prospectuses is revised by deleting "Non-diversification risk" in its entirety as a principal risk factor.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.